INCOME TAX (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax [Line Items]
Occasional Earnings, Applicable Tax Rate	10.00%	10.00%
Base For Income Tax Calculation Minimum Rate On Liquid Assets	3.50%	3.50%
Deferred tax expense (income) recognised in profit or loss	$ 174,921
Deferred tax expense arising from write-down or reversal of write-down of deferred tax asset	4,059
Other components of deferred tax expense (income)	$ (805)